October 17, 2017

EDGAR CORRESPONDENCE

U.S. Securities & Exchange Commission
Division of Investment Management
450 5th Street, NW
Washington, DC 20549

Re:	Wilshire Mutual Funds, Inc. (“Registrant”)
SEC File No. 033-50390 and 811-07076
Accession No.: 0001398344-17-012367

Ladies and Gentlemen:

On behalf of the Registrant, attached herewith for filing pursuant to paragraph (e) of Rule 497 under the Securities Act of 1933, as amended (the “1933 Act”), please find exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information filed with the U.S. Securities and Exchange Commission in a supplement, dated September 27, 2017, to the Prospectus for the Small Company Growth Portfolio and the Small Company Value Portfolio.

If you have any questions or would like further information, please contact me at (513) 587-3454.

Sincerely,

/s/ Bo J. Howell

Bo J. Howell
Assistant Secretary to the Registrant

Ultimus Fund Solutions, LLC  |  225 Pictoria Drive, Suite 450  |  Cincinnati, OH 45246  |  513.587.3400  |  fax 513.587.3450
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